Financial and Capital Risk Management and Fair Value Measurement - Summary of Fair Value Hierarchy (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value	£ 4,634	£ 4,123
Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value	£ 531	£ 8,336
Quoted prices in active markets (Level 1) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0	0
Quoted prices in active markets (Level 1) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0	0
Significant observable inputs (Level 2) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	0	0
Significant observable inputs (Level 2) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	129	341
Significant unobservable inputs (Level 3) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	4,634	4,123
Significant unobservable inputs (Level 3) | Warrant liability [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	£ 402	£ 7,995